Related party transactions - Compensation of key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Short-term employee benefits	€ 2,554	€ 2,736	€ 2,832
Post-employment benefits	73	75	93
Total	2,627	2,811	2,925
Warrants granted	350,000	0	0
Warrants outstanding	€ 350,000	€ 0	€ 4,545